Commitments and Contingencies - Additional Information (Detail) - USD ($)			3 Months Ended		12 Months Ended
	Nov. 08, 2023	Jan. 30, 2008	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2011
Loss Contingencies [Line Items]
Common stock shares issued			19,361,068		23,090,585	896,580
Carnegie Mellon University [Member] | Amended License Agreement [Member]
Loss Contingencies [Line Items]
Stock shares issued during the period shares		66,913					98,938
Royalities payable percentage		2.07%
Sublicense fees payment percentage		25.00%
Payments due period		60 days
Overdue payments interest rate		4.00%
Reimbursment of expenses			$ 0	$ 0	$ 0	$ 0
Reimbursment of expenses payable			0	$ 0	0	$ 0
January 2022 convertible notes [Member]
Loss Contingencies [Line Items]
Additional payment of principal and interest			$ 600,000		$ 600,000
Common stock shares issued			25,000		25,000
Puritan [Member] | January 2022 convertible notes [Member]
Loss Contingencies [Line Items]
Alleged cash amount for repurchase of convertible note warrants			$ 1,914,123		$ 1,914,123
Total claim amount			4,050,000		4,050,000
Proceeds from loan			$ 1,000,000		$ 1,000,000
Pending Litigation [Member] | Breach of Obligations [Member]
Loss Contingencies [Line Items]
Litigation filed date	November 8, 2023
Litigation plaintiff name	Puritan Partners LLC
Puritan Partners LLC [Member] | Convertible Notes and Convertible Note Warrants [Member] | Pending Litigation [Member] | Breach of Obligations [Member]
Loss Contingencies [Line Items]
Total claim amount	$ 2,725,000
Number of freely tradeable shares	25,000